Other Current Assets - Schedule of Other Current Assets - (Details) (10-K) - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit in escrow account	[1]			$ 400
Government institutions			35	15
Prepaid expenses and others			81	191
Total Other current assets		$ 148	$ 116	$ 606

[1]	Purchase Agreement with BOCO.